Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

5.     Related party transactions

        Fresenius SE is the Company's largest shareholder and owns 30.80% of the Company's outstanding shares, excluding treasury shares held by the Company, at December 31, 2017. The Company has entered into certain arrangements for services, leases and products with Fresenius SE or its subsidiaries and with certain of the Company's equity method investees as described in item a) below. The Company's terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company's ordinary course of business transactions with unrelated parties. Financing arrangements as described in item b) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item c) below. Our related party transactions are settled through Fresenius SE's cash management system where appropriate.

a)    Service agreements, lease agreements and products

        The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the "Fresenius SE Companies") to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees. In 2015, the Company also performed marketing and distribution services for certain of its equity method investees.

        The Company is a party to real estate operating lease agreements with the Fresenius SE Companies, which mainly include leases for the Company's corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire at the end of 2026. As of December 31, 2017 and 2016, future minimum rental payments under non-cancelable operating leases with Fresenius SE were €53,374 and €17,097 as well as €118,962 and €121,844 with other Fresenius SE affiliates, respectively. These minimum rental payments are included within the amounts disclosed in note 21.

        In addition to the above mentioned service and lease agreements, the Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. ("FMCH") purchases heparin supplied by Fresenius Kabi USA, Inc. ("Kabi USA"), through an independent group purchasing organization ("GPO"). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

        The Company entered into an agreement with a Fresenius SE company for the manufacturing of plasma collection devices. The Company agreed to produce 3,500 units which can be further increased to a maximum of 4,550 units, over the length of the five year contract. On January 1, 2015, this manufacturing business was sold to Kabi USA for $9,327 (€8,567 at December 31, 2015) for which a fairness opinion was obtained from a reputable global accounting firm. The disposal was accounted for as a transaction between parties under common control at the carrying amounts without the generation of profits.

        In December 2010, the Company formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., ("VFMCRP"), an equity method investee of which the Company owns 45%, with Galenica Ltd. (now known as Vifor Pharma Ltd). The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from VFMCRP.

        Below is a summary, including the Company's receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service agreements, lease agreements and products
in € THOUS
	2017		2016		2015		December 31, 2017		December 31, 2016
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Service agreements(1)
Fresenius SE	381	21,704	389	20,220	229	18,262	40	2,948	132	51
Fresenius SE affiliates	11,111	81,491	4,866	74,083	11,796	68,304	9,445	4,696	822	2,856
Equity method investees	17,797	—	17,578	—	21,063	—	1,738	—	2,506	—

Total	29,289	103,195	22,833	94,303	33,088	86,566	11,223	7,644	3,460	2,907

Lease agreements
Fresenius SE	—	8,456	—	9,475	—	8,671	—	—	—	—
Fresenius SE affiliates	—	13,676	—	13,717	—	13,319	—	—	—	—

Total	—	22,132	—	23,192	—	21,990	—	—	—	—

Products
Fresenius SE	1	—	2	—	4	—	—	—	—	—
Fresenius SE affiliates	30,529	40,467	26,049	43,390	25,184	33,498	9,148	3,976	7,948	4,787
Equity method investees	—	399,180	—	371,241	—	248,166	—	36,550	—	55,329

Total	30,530	439,647	26,051	414,631	25,188	281,664	9,148	40,526	7,948	60,116

(1)       In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,397 and €3,359 at December 31, 2017 and 2016.

b)    Financing

        The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2017 and December 31, 2016, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €91,026 and €197,883, respectively. As of December 31, 2017 and December 31, 2016, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €76,159 and €186,350, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

        On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 22, 2018 with an interest rate of 1.100%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2018 with an interest rate of 1.100%.

        On June 12, 2014, the Company provided a one-year unsecured term loan to one of its equity method investees in the amount of $22,500 at an interest rate of 2.5366%. This loan was repaid in full on June 12, 2015.

        The Company provided unsecured term loans to one of its equity method investees during 2015 and 2016 in the amount of CHF 78,416 (€71,928 based upon the average exchange rate for the twelve months ended December 31, 2016). These loans were repaid in full during the first half of 2016. The loans were entered into in order to fund the 2015 sale of European marketing rights for certain renal pharmaceuticals to the same equity method investee as well as to finance the investee's payments for license and distribution agreements. These marketing rights were sold to this equity method investee in 2015 which resulted in a gain of approximately €10,058, after tax.

        At December 31, 2017 and December 31, 2016, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €6,000 and €8,300, respectively. The bonds were issued in 2011 and 2012, mature in 2021 and 2019, respectively, and each has a coupon rate of 5.25% with interest payable semiannually. For further information on these bonds, see note 14.

        On December 31, 2017 the Company borrowed from Fresenius SE in the amount of €6,000 at an interest rate of 0.825%. For further information on this loan agreement, see note 13. On December 31, 2016 the Company provided a cash advance to Fresenius SE in the amount of €36,245 on an unsecured basis at an interest rate of 0.771%.

c)    Key management personnel

        Due to the Company's legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

        The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €25,995, €18,153 and €15,199, respectively, for its management services during 2017, 2016 and 2015 and included an annual fee of €120 as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner's share capital (€3,000 as of December 31, 2017). As of December 31, 2017 and December 31, 2016, the Company had accounts receivable from the General Partner in the amount of €246 and €174, respectively. As of December 31, 2017 and December 31, 2016, the Company had accounts payable to the General Partner in the amount of €23,020 and €14,696, respectively.

        Dr. Gerd Krick is the Chairman of the Company's Supervisory Board, the supervisory board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the supervisory board of the Company's General Partner.

        Dr. Dieter Schenk is the Vice Chairman of the Company's Supervisory Board, the supervisory board of the general partner of Fresenius SE as well as the supervisory board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He was also a partner in a law firm which provided services to the Company and certain of its subsidiaries until December 31, 2017. The Company incurred expenses in the amount of €2,337, €1,258, and €863 for these services during 2017, 2016 and 2015, respectively. Four of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the supervisory board of the Company's General Partner.

        The Chairman of the supervisory board of the Company's General Partner, Stephan Sturm, is also the Chairman of the management board of the general partner of Fresenius SE. Rachel Empey is a member of the supervisory board of the Company's General Partner as well as a member of the management board of the general partner of Fresenius SE. Additionally, the Chairman and Chief Executive Officer of the Management Board of the Company's General Partner, Rice Powell, is a member of the Management Board of the general partner of Fresenius SE.

        For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 28.